Consolidated Balance Sheets - EUR (€)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash	€ 87,709	€ 347,477	€ 1,891,658
Trade accounts receivable, net of allowance for doubtful accounts of $2,711, $2,711 and $2,721	222,636	106,340	123,815
Inventory	239,696	292,538	336,021
Prepaid expenses and other current assets	88,748	112,338	217,800
Total Current Assets	638,789	858,693	2,569,294
Fixed assets, net	457,693	521,105	582,434
Intangible and Other assets:
Trademarks	251,157	251,157	251,157
Patents, net of accumulated amortization	274,506	323,138	345,113
Website, net of accumulated amortization	17,253	19,548	12,576
Security deposits	42,841	49,090	53,169
Total Intangible and Other assets	585,757	642,933	662,015
TOTAL ASSETS	1,682,239	2,022,731	3,813,743
Current Liabilities
Accounts payable	155,181	250,367	221,703
Accrued interest: Other	113,814	88,634	40,634
Accrued liabilities	258,264	222,258	320,927
Derivative liability	0	0	19,792
Notes payable: Related Party	185,000	0
Notes payable: Other	312,153	315,750	321,785
Total Current Liabilities	1,024,412	877,009	924,841
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, 261,168, 252,336 and 235,560 issued and outstanding as at June 30, 2016, December 31, 2015 and December 31, 2014 respectively	26	25	24
Common Stock, $0.0001 par value, 25,000,000 shares authorized at June 30, 2016, December 31, 2015 and 2014, 11,158,069, 11,032,560 and 10,879,899 shares issued and 11,054,735, 10,929,226 and 10,776,565 outstanding at June 30, 2016, December 31, 2015 and 2014 respectively	1,116	1,103	1,088
Additional Paid-in Capital	24,782,310	24,346,057	23,903,793
Treasury Stock (103,334 shares of Common Stock as at June 30, 2016, December 31, 2015 and 2014 respectively, at cost)	(1,033)	(1,033)	(1,033)
Accumulated Deficit	(24,253,779)	(23,332,538)	(21,082,118)
Accumulated Other Comprehensive Income	129,187	132,108	67,148
Total Stockholders' Equity	657,827	1,145,722	2,888,902
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	€ 1,682,239	€ 2,022,731	€ 3,813,743